Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable
Taxes Payable
11.	Taxes Payable
The following is a summary of taxes payable as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021

	RMB in thousands

EIT payable	31,181	69,773
VAT payable	50,881	52,614
Withholding individual income taxes for employees	20,465	44,968
Withholding income tax payable	18,300	29,242
Others	6,365	7,173

Total	127,192	203,770